Employee Benefit Liabilities, Net	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE BENEFIT LIABILITIES, NET

Note 18: - Employee Benefit Liabilities, NET

Employee benefits consist of short-term benefits and post-employment benefits.

Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Company is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to Section 14 of the Severance Pay Law, as specified below. The Company’s liability is accounted for as a post-employment benefit only for employees not under Section 14. The computation of the Company’s employee benefit liability is made in accordance with a valid employment contract or a collective bargaining agreement based on the employee’s salary and employment terms which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as defined benefit plans, as detailed below:

1.	Defined contribution deposit:

The Company’s agreements with part of its employees are in accordance with section 14 of the Israeli Severance Pay Law. Contributions made by the Company in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. The expenses for the defined benefit deposit in 2021, 2020 and 2019 were $1,023 thousands, $1,299 thousands and $1,102 thousands, respectively.

2.	Defined benefit plans:

The Company accounts for the payment of compensation as a defined benefit plan for which an employee benefit liability is recognized and for which the Company deposits amounts in a long-term employee benefit fund and in qualifying insurance policies.

3.	Expenses recognized in comprehensive income (loss):

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Current service cost	$281	$264	$282
Past service cost(1)	415
Interest expenses, net	23	23	23
Total employee benefit expenses	716	287	305

Actual return on plan assets	$349	$35	$158

(1) During 2021 the Company paid employees an increased compensation due to downsizing program.

The expenses are presented in the Statement of Comprehensive income (loss) as follows

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Cost of revenues	$499	$195	$201
Research and development	90	45	62
Selling and marketing	62	22	16
General and administrative	65	25	26

	$716	$287	$305

4.	The plan liabilities, net:

	December 31,
	2021	2020
	U.S. Dollars in thousands

Defined benefit obligation	$5,434	$5,606
Fair value of plan assets	4,154	4,200
Total liabilities, net	$1,280	$1,406

5.	Changes in the present value of defined benefit obligation

	2021	2020
	U.S. Dollars in thousands

Balance at January 1,	$5,606	$5,058
Interest costs	84	84
Current service cost	281	264
Past service cost	415	-
Benefits paid	(1,309)	(102)
Demographic assumptions	10)	(3)
Financial assumptions	33)	(124)
Past Experience	149	33
Currency Exchange	165	396
Balance at December 31,	$5,434	$5,606

6.	Plan assets

a)	Plan assets

Plan assets comprise assets held by long-term employee benefit funds and qualifying insurance policies.

b)	Changes in the fair value of plan assets

	2021	2020
	U.S. Dollars in thousands

Balance at January 1,	$4,200	$3,789
Expected return	62	61
Contributions by employer	189	187
Benefits paid	(780)	(102)
Demographic assumptions	0	0
Financial assumptions	0	0
Past Experience	362	(29)
Currency exchange	121	294
Balance at December 31,	$4,154	$4,200

7.	The principal assumptions underlying the defined benefit plan

	2021	2020	2019
	%

Discount rate of the plan liability	3.1	1.8	2.8
Future salary increases	3.0	3.0	3.1

The sensitivity analyses below have been determined based on reasonably possible changes of the principal assumptions underlying the defined benefit plan as mentioned above, occurring at the end of the reporting period.

In the event that the discount rate would be one percent higher or lower, and all other assumptions were held constant, the defined benefit obligation would decrease by $266 thousands or increase by $310 thousands, respectively.

In the event that the expected salary growth would increase or decrease by one percent, and all other assumptions were held constant, the defined benefit obligation would increase by $294 thousands or decrease by $252 thousands, respectively.